Schwab Capital Trust
Schwab Target 2010 Index Fund

Portfolio Holdings as of December 31, 2024 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 3/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 12/31/24	BALANCE OF SHARES HELD AT 12/31/24	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 99.4% OF NET ASSETS

U.S. Stocks 25.5%
Large-Cap 24.1%
Schwab U.S. Large-Cap ETF	$10,953,218	$2,654,326	($2,824,826 )	$178,388	$1,175,873	$12,136,979	523,597	$115,423
Small-Cap 1.4%
Schwab U.S. Small-Cap ETF	626,037	210,567	(182,380)	9,665	31,538	695,427	26,892	8,723
						12,832,406

International Stocks 7.6%
Developed Markets 7.6%
Schwab International Equity ETF	3,451,553	1,320,745	(735,700)	10,438	(215,131)	3,831,905	207,130	117,491

Real Estate 2.5%
U.S. REITs 2.5%
Schwab U.S. REIT ETF	1,122,245	495,113	(404,413)	8,428	44,080	1,265,453	60,088	32,253

Fixed Income 61.4%
Inflation-Protected Bond 6.5%
Schwab U.S. TIPS ETF	2,931,079	910,473	(555,172)	(40,167)	4,363	3,250,576	125,845	90,720
Intermediate-Term Bond 48.0%
Schwab U.S. Aggregate Bond ETF	21,835,004	6,469,993	(3,770,171)	(546,389)	193,306	24,181,743	1,065,275	757,143
Treasury Bond 6.9%
Schwab Short-Term U.S. Treasury ETF	3,145,365	1,043,653	(706,748)	(24,906)	15,841	3,473,205	144,356	117,429
						30,905,524

Money Market Funds 2.4%
Schwab Government Money Fund, Ultra Shares, 4.35% (b),(c)	—	1,226,719	—	—	—	1,226,719	1,226,719	22,329
Schwab Variable Share Price Money Fund, Ultra Shares (c)	1,178,759	25,810	(1,204,927)	—	358	—	—	22,896
Total Affiliated Underlying Funds (Cost $43,480,509)	$45,243,260	$14,357,399	($10,384,337 )	($404,543 )	$1,250,228	$50,062,007		$1,284,407
Total Investments in Securities (Cost $43,480,509)						$50,062,007

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
(b)	The rate shown is the annualized 7-day yield.
(c)
After U.S. market close on September 6, 2024, the Schwab Variable Share Price Money Fund reorganized into the Schwab Government Money Fund. The reorganization qualified as a tax-free exchange for federal income tax purposes. The total transaction amount was $1,204,927 and is included in the sales for the Schwab Variable Share Price Money Fund, Ultra Shares and in the purchases for the Schwab Government Money Fund, Ultra Shares.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities

Schwab Target 2010 Index Fund
Portfolio Holdings (Unaudited) continued

At December 31, 2024, all of the fund’s investment securities were classified as Level 1 (see notes to portfolio holdings for additional information).

Schwab Capital Trust
Schwab Target 2015 Index Fund

Portfolio Holdings as of December 31, 2024 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 3/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 12/31/24	BALANCE OF SHARES HELD AT 12/31/24	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 99.6% OF NET ASSETS

U.S. Stocks 28.1%
Large-Cap 26.5%
Schwab U.S. Large-Cap ETF	$19,533,261	$2,834,902	($4,372,532 )	$371,357	$1,980,810	$20,347,798	877,817	$198,503
Small-Cap 1.6%
Schwab U.S. Small-Cap ETF	1,168,563	274,002	(297,946)	31,430	44,724	1,220,773	47,207	15,753
						21,568,571

International Stocks 8.8%
Developed Markets 8.8%
Schwab International Equity ETF	6,478,608	1,576,205	(910,379)	7,095	(378,087)	6,773,442	366,132	211,534

Real Estate 2.8%
U.S. REITs 2.8%
Schwab U.S. REIT ETF	2,062,561	579,178	(575,648)	11,408	74,707	2,152,206	102,194	56,373

Fixed Income 57.9%
Inflation-Protected Bond 6.1%
Schwab U.S. TIPS ETF	4,455,559	744,206	(503,746)	(32,173)	(21,963)	4,641,883	179,709	134,154
Intermediate-Term Bond 45.4%
Schwab U.S. Aggregate Bond ETF	33,451,752	5,549,482	(3,652,485)	(507,956)	(38,152)	34,802,641	1,533,156	1,127,465
Treasury Bond 6.4%
Schwab Short-Term U.S. Treasury ETF	4,753,892	1,051,815	(858,551)	(29,026)	13,280	4,931,410	204,963	172,721
						44,375,934

Money Market Funds 2.0%
Schwab Government Money Fund, Ultra Shares, 4.35% (b),(c)	—	1,548,184	—	—	—	1,548,184	1,548,184	28,181
Schwab Variable Share Price Money Fund, Ultra Shares (c)	1,487,656	32,573	(1,520,681)	—	452	—	—	28,895
Total Affiliated Underlying Funds (Cost $64,985,094)	$73,391,852	$14,190,547	($12,691,968 )	($147,865 )	$1,675,771	$76,418,337		$1,973,579
Total Investments in Securities (Cost $64,985,094)						$76,418,337

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
(b)	The rate shown is the annualized 7-day yield.
(c)
After U.S. market close on September 6, 2024, the Schwab Variable Share Price Money Fund reorganized into the Schwab Government Money Fund. The reorganization qualified as a tax-free exchange for federal income tax purposes. The total transaction amount was $1,520,681 and is included in the sales for the Schwab Variable Share Price Money Fund, Ultra Shares and in the purchases for the Schwab Government Money Fund, Ultra Shares.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities

Schwab Target 2015 Index Fund
Portfolio Holdings (Unaudited) continued

At December 31, 2024, all of the fund’s investment securities were classified as Level 1 (see notes to portfolio holdings for additional information).

Schwab Capital Trust
Schwab Target 2020 Index Fund

Portfolio Holdings as of December 31, 2024 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 3/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 12/31/24	BALANCE OF SHARES HELD AT 12/31/24	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 99.8% OF NET ASSETS

U.S. Stocks 29.8%
Large-Cap 28.1%
Schwab U.S. Large-Cap ETF	$77,266,686	$5,248,006	($15,085,220 )	$5,169,397	$4,001,388	$76,600,257	3,304,584	$766,715
Small-Cap 1.7%
Schwab U.S. Small-Cap ETF	4,769,042	677,264	(1,006,737)	178,410	118,125	4,736,104	183,144	62,246
						81,336,361

International Stocks 9.8%
Developed Markets 9.8%
Schwab International Equity ETF	26,960,206	4,558,398	(3,367,887)	155,096	(1,546,544)	26,759,269	1,446,447	848,065

Real Estate 3.0%
U.S. REITs 3.0%
Schwab U.S. REIT ETF	8,231,142	1,495,183	(1,914,484)	71,620	324,885	8,208,346	389,760	218,936

Fixed Income 55.4%
Inflation-Protected Bond 5.8%
Schwab U.S. TIPS ETF	15,916,154	1,270,937	(1,241,967)	(186,602)	22,032	15,780,554	610,939	474,635
Intermediate-Term Bond 43.6%
Schwab U.S. Aggregate Bond ETF	120,327,996	11,720,311	(11,266,473)	(2,071,485)	428,603	119,138,952	5,248,412	3,981,513
Treasury Bond 6.0%
Schwab Short-Term U.S. Treasury ETF	16,783,251	2,202,587	(2,378,116)	(106,737)	67,766	16,568,751	688,643	599,104
						151,488,257

Money Market Funds 1.8%
Schwab Government Money Fund, Ultra Shares, 4.35% (b),(c)	—	4,812,316	—	—	—	4,812,316	4,812,316	87,859
Schwab Variable Share Price Money Fund, Ultra Shares (c)	4,624,172	101,248	(4,726,825)	—	1,405	—	—	89,818
Total Affiliated Underlying Funds (Cost $232,852,275)	$274,878,649	$32,086,250	($40,987,709 )	$3,209,699	$3,417,660	$272,604,549		$7,128,891
Total Investments in Securities (Cost $232,852,275)						$272,604,549

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
(b)	The rate shown is the annualized 7-day yield.
(c)
After U.S. market close on September 6, 2024, the Schwab Variable Share Price Money Fund reorganized into the Schwab Government Money Fund. The reorganization qualified as a tax-free exchange for federal income tax purposes. The total transaction amount was $4,726,825 and is included in the sales for the Schwab Variable Share Price Money Fund, Ultra Shares and in the purchases for the Schwab Government Money Fund, Ultra Shares.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities

Schwab Target 2020 Index Fund
Portfolio Holdings (Unaudited) continued

At December 31, 2024, all of the fund’s investment securities were classified as Level 1 (see notes to portfolio holdings for additional information).

Schwab Capital Trust
Schwab Target 2025 Index Fund

Portfolio Holdings as of December 31, 2024 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 3/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 12/31/24	BALANCE OF SHARES HELD AT 12/31/24	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 99.4% OF NET ASSETS

U.S. Stocks 32.1%
Large-Cap 30.1%
Schwab U.S. Large-Cap ETF	$168,247,701	$18,307,716	($33,547,457 )	$7,187,443	$13,233,625	$173,429,028	7,481,839	$1,730,376
Small-Cap 2.0%
Schwab U.S. Small-Cap ETF	10,982,440	2,335,941	(2,661,094)	363,130	353,276	11,373,693	439,818	148,906
						184,802,721

International Stocks 11.9%
Developed Markets 10.9%
Schwab International Equity ETF	61,146,174	13,335,394	(8,029,599)	4,971	(3,452,063)	63,004,877	3,405,669	2,017,255
Emerging Markets 1.0%
Schwab Emerging Markets Equity ETF	5,744,299	1,375,675	(1,562,932)	6,172	299,194	5,862,408	220,143	181,904
						68,867,285

Real Estate 3.3%
U.S. REITs 3.3%
Schwab U.S. REIT ETF	18,383,416	3,854,490	(4,037,419)	21,456	802,124	19,024,067	903,327	517,218

Fixed Income 50.7%
Inflation-Protected Bond 4.7%
Schwab U.S. TIPS ETF	26,181,921	3,866,283	(2,669,383)	(526,671)	219,860	27,072,010	1,048,084	798,693
Intermediate-Term Bond 41.0%
Schwab U.S. Aggregate Bond ETF	229,713,236	33,976,325	(23,792,648)	(4,997,324)	1,481,027	236,380,616	10,413,243	7,817,041
Treasury Bond 5.0%
Schwab Short-Term U.S. Treasury ETF	27,824,642	4,582,338	(3,684,982)	(240,975)	165,944	28,646,967	1,190,647	1,020,751
						292,099,593

Money Market Funds 1.4%
Schwab Government Money Fund, Ultra Shares, 4.35% (b),(c)	—	7,922,288	—	—	—	7,922,288	7,922,288	144,638
Schwab Variable Share Price Money Fund, Ultra Shares (c)	7,612,556	166,680	(7,781,548)	—	2,312	—	—	147,862
Total Affiliated Underlying Funds (Cost $482,829,495)	$555,836,385	$89,723,130	($87,767,062 )	$1,818,202	$13,105,299	$572,715,954		$14,524,644
Total Investments in Securities (Cost $482,829,495)						$572,715,954

Schwab Target 2025 Index Fund
Portfolio Holdings (Unaudited) continued

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
(b)	The rate shown is the annualized 7-day yield.
(c)
After U.S. market close on September 6, 2024, the Schwab Variable Share Price Money Fund reorganized into the Schwab Government Money Fund. The reorganization qualified as a tax-free exchange for federal income tax purposes. The total transaction amount was $7,781,548 and is included in the sales for the Schwab Variable Share Price Money Fund, Ultra Shares and in the purchases for the Schwab Government Money Fund, Ultra Shares.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities
At December 31, 2024, all of the fund’s investment securities were classified as Level 1 (see notes to portfolio holdings for additional information).

Schwab Capital Trust
Schwab Target 2030 Index Fund

Portfolio Holdings as of December 31, 2024 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 3/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 12/31/24	BALANCE OF SHARES HELD AT 12/31/24	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 99.4% OF NET ASSETS

U.S. Stocks 40.2%
Large-Cap 37.3%
Schwab U.S. Large-Cap ETF	$408,178,426	$50,839,072	($48,225,961 )	$1,333,630	$49,561,394	$461,686,561	19,917,453	$4,386,990
Small-Cap 2.9%
Schwab U.S. Small-Cap ETF	31,124,604	8,311,527	(6,076,734)	358,969	1,641,796	35,360,162	1,367,369	444,067
						497,046,723

International Stocks 16.8%
Developed Markets 14.7%
Schwab International Equity ETF	160,694,154	42,535,361	(10,663,932)	(368,960)	(9,726,517)	182,470,106	9,863,249	5,641,906
Emerging Markets 2.1%
Schwab Emerging Markets Equity ETF	22,635,110	4,738,185	(2,930,212)	(30,555)	1,153,098	25,565,626	960,031	781,234
						208,035,732

Real Estate 4.3%
U.S. REITs 4.3%
Schwab U.S. REIT ETF	46,524,920	11,099,236	(5,975,102)	(592,784)	2,555,309	53,611,579	2,545,659	1,359,304

Fixed Income 37.3%
Inflation-Protected Bond 1.7%
Schwab U.S. TIPS ETF	18,145,108	3,131,727	(464,405)	(96,303)	(134,266)	20,581,861	796,820	571,479
Intermediate-Term Bond 33.3%
Schwab U.S. Aggregate Bond ETF	363,811,608	74,519,649	(19,962,621)	(4,719,022)	(1,548,684)	412,100,930	18,154,226	12,857,442
Treasury Bond 2.3%
Schwab Short-Term U.S. Treasury ETF	25,560,026	5,227,772	(1,833,903)	(121,818)	35,712	28,867,789	1,199,825	972,551
						461,550,580

Money Market Funds 0.8%
Schwab Government Money Fund, Ultra Shares, 4.35% (b),(c)	—	10,529,061	—	—	—	10,529,061	10,529,061	192,230
Schwab Variable Share Price Money Fund, Ultra Shares (c)	10,117,413	221,525	(10,342,012)	—	3,074	—	—	196,516
Total Affiliated Underlying Funds (Cost $1,021,621,251)	$1,086,791,369	$211,153,115	($106,474,882 )	($4,236,843 )	$43,540,916	$1,230,773,675		$27,403,719
Total Investments in Securities (Cost $1,021,621,251)						$1,230,773,675

Schwab Target 2030 Index Fund
Portfolio Holdings (Unaudited) continued

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
(b)	The rate shown is the annualized 7-day yield.
(c)
After U.S. market close on September 6, 2024, the Schwab Variable Share Price Money Fund reorganized into the Schwab Government Money Fund. The reorganization qualified as a tax-free exchange for federal income tax purposes. The total transaction amount was $10,342,012 and is included in the sales for the Schwab Variable Share Price Money Fund, Ultra Shares and in the purchases for the Schwab Government Money Fund, Ultra Shares.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities
At December 31, 2024, all of the fund’s investment securities were classified as Level 1 (see notes to portfolio holdings for additional information).

Schwab Capital Trust
Schwab Target 2035 Index Fund

Portfolio Holdings as of December 31, 2024 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 3/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 12/31/24	BALANCE OF SHARES HELD AT 12/31/24	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 99.3% OF NET ASSETS

U.S. Stocks 45.8%
Large-Cap 42.2%
Schwab U.S. Large-Cap ETF	$335,088,315	$66,321,335	($37,565,082 )	$468,982	$43,298,405	$407,611,955	17,584,640	$3,807,031
Small-Cap 3.6%
Schwab U.S. Small-Cap ETF	28,708,693	9,692,146	(5,334,277)	284,348	1,715,302	35,066,212	1,356,002	437,297
						442,678,167

International Stocks 20.5%
Developed Markets 17.4%
Schwab International Equity ETF	138,757,188	48,165,005	(8,910,417)	(421,204)	(8,895,436)	168,695,136	9,118,656	5,143,193
Emerging Markets 3.1%
Schwab Emerging Markets Equity ETF	24,341,884	8,461,375	(4,160,546)	(145,294)	1,389,190	29,886,609	1,122,291	905,217
						198,581,745

Real Estate 5.1%
U.S. REITs 5.1%
Schwab U.S. REIT ETF	39,711,449	12,689,293	(5,274,751)	(499,785)	2,182,176	48,808,382	2,317,587	1,222,842

Fixed Income 27.4%
Intermediate-Term Bond 26.3%
Schwab U.S. Aggregate Bond ETF	208,928,780	59,460,086	(10,092,361)	(2,360,343)	(1,484,416)	254,451,746	11,209,328	7,710,415
Treasury Bond 1.1%
Schwab Short-Term U.S. Treasury ETF	8,595,409	3,063,792	(1,142,029)	(65,940)	34,164	10,485,396	435,802	341,203
						264,937,142

Money Market Funds 0.5%
Schwab Government Money Fund, Ultra Shares, 4.35% (b),(c)	—	4,788,037	—	—	—	4,788,037	4,788,037	87,154
Schwab Variable Share Price Money Fund, Ultra Shares (c)	4,600,842	100,737	(4,702,977)	—	1,398	—	—	89,364
Total Affiliated Underlying Funds (Cost $790,449,247)	$788,732,560	$212,741,806	($77,182,440 )	($2,739,236 )	$38,240,783	$959,793,473		$19,743,716
Total Investments in Securities (Cost $790,449,247)						$959,793,473

Schwab Target 2035 Index Fund
Portfolio Holdings (Unaudited) continued

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
(b)	The rate shown is the annualized 7-day yield.
(c)
After U.S. market close on September 6, 2024, the Schwab Variable Share Price Money Fund reorganized into the Schwab Government Money Fund. The reorganization qualified as a tax-free exchange for federal income tax purposes. The total transaction amount was $4,702,977 and is included in the sales for the Schwab Variable Share Price Money Fund, Ultra Shares and in the purchases for the Schwab Government Money Fund, Ultra Shares.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
At December 31, 2024, all of the fund’s investment securities were classified as Level 1 (see notes to portfolio holdings for additional information).

Schwab Capital Trust
Schwab Target 2040 Index Fund

Portfolio Holdings as of December 31, 2024 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 3/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 12/31/24	BALANCE OF SHARES HELD AT 12/31/24	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 99.4% OF NET ASSETS

U.S. Stocks 50.2%
Large-Cap 45.7%
Schwab U.S. Large-Cap ETF	$457,286,007	$62,073,233	($47,644,976 )	$1,061,407	$57,040,595	$529,816,266	22,856,612	$5,007,365
Small-Cap 4.5%
Schwab U.S. Small-Cap ETF	44,802,590	11,914,445	(7,769,251)	640,390	2,404,158	51,992,332	2,010,531	653,177
						581,808,598

International Stocks 23.7%
Developed Markets 19.6%
Schwab International Equity ETF	196,414,779	50,262,878	(6,388,461)	(372,246)	(12,080,959)	227,835,991	12,315,459	6,997,189
Emerging Markets 4.1%
Schwab Emerging Markets Equity ETF	40,780,063	10,705,189	(6,479,596)	(214,625)	2,305,349	47,096,380	1,768,546	1,433,364
						274,932,371

Real Estate 5.6%
U.S. REITs 5.6%
Schwab U.S. REIT ETF	55,713,228	14,287,171	(7,420,289)	(696,825)	3,174,256	65,057,541	3,089,152	1,657,155

Fixed Income 19.6%
Intermediate-Term Bond 19.0%
Schwab U.S. Aggregate Bond ETF	190,092,654	42,656,282	(9,578,276)	(2,132,195)	(1,075,420)	219,963,045	9,690,002	6,834,705
Treasury Bond 0.6%
Schwab Short-Term U.S. Treasury ETF	5,774,545	1,552,862	(583,841)	(29,454)	12,198	6,726,310	279,564	221,341
						226,689,355

Money Market Funds 0.3%
Schwab Government Money Fund, Ultra Shares, 4.35% (b),(c)	—	3,940,007	—	—	—	3,940,007	3,940,007	71,933
Schwab Variable Share Price Money Fund, Ultra Shares (c)	3,785,967	82,895	(3,870,012)	—	1,150	—	—	73,537
Total Affiliated Underlying Funds (Cost $920,639,790)	$994,649,833	$197,474,962	($89,734,702 )	($1,743,548 )	$51,781,327	$1,152,427,872		$22,949,766
Total Investments in Securities (Cost $920,639,790)						$1,152,427,872

Schwab Target 2040 Index Fund
Portfolio Holdings (Unaudited) continued

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
(b)	The rate shown is the annualized 7-day yield.
(c)
After U.S. market close on September 6, 2024, the Schwab Variable Share Price Money Fund reorganized into the Schwab Government Money Fund. The reorganization qualified as a tax-free exchange for federal income tax purposes. The total transaction amount was $3,870,012 and is included in the sales for the Schwab Variable Share Price Money Fund, Ultra Shares and in the purchases for the Schwab Government Money Fund, Ultra Shares.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
At December 31, 2024, all of the fund’s investment securities were classified as Level 1 (see notes to portfolio holdings for additional information).

Schwab Capital Trust
Schwab Target 2045 Index Fund

Portfolio Holdings as of December 31, 2024 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 3/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 12/31/24	BALANCE OF SHARES HELD AT 12/31/24	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 99.4% OF NET ASSETS

U.S. Stocks 53.6%
Large-Cap 48.3%
Schwab U.S. Large-Cap ETF	$296,620,859	$55,849,975	($30,619,872 )	$109,624	$38,253,345	$360,213,931	15,539,859	$3,349,532
Small-Cap 5.3%
Schwab U.S. Small-Cap ETF	32,362,645	10,652,334	(5,760,824)	332,073	1,894,260	39,480,488	1,526,701	486,180
						399,694,419

International Stocks 26.5%
Developed Markets 21.5%
Schwab International Equity ETF	131,657,616	42,835,230	(5,606,185)	(121,982)	(8,593,529)	160,171,150	8,657,900	4,855,230
Emerging Markets 5.0%
Schwab Emerging Markets Equity ETF	30,955,743	9,818,513	(4,722,512)	(183,498)	1,713,342	37,581,588	1,411,250	1,142,721
						197,752,738

Real Estate 6.1%
U.S. REITs 6.1%
Schwab U.S. REIT ETF	37,046,566	11,326,988	(4,551,715)	(430,384)	2,085,467	45,476,922	2,159,398	1,126,307

Fixed Income 13.0%
Intermediate-Term Bond 12.5%
Schwab U.S. Aggregate Bond ETF	76,547,082	21,282,559	(3,340,926)	(741,548)	(634,196)	93,112,971	4,101,893	2,810,485
Treasury Bond 0.5%
Schwab Short-Term U.S. Treasury ETF	3,063,119	906,961	(248,912)	(17,551)	11,367	3,714,984	154,405	121,948
						96,827,955

Money Market Funds 0.2%
Schwab Government Money Fund, Ultra Shares, 4.35% (b)	—	1,426,405	—	—	—	1,426,405	1,426,405	25,964
Schwab Variable Share Price Money Fund, Ultra Shares (c)	1,370,637	30,011	(1,401,065)	—	417	—	—	26,623
Total Affiliated Underlying Funds (Cost $586,216,922)	$609,624,267	$154,128,976	($56,252,011 )	($1,053,266 )	$34,730,473	$741,178,439		$13,944,990
Total Investments in Securities (Cost $586,216,922)						$741,178,439

Schwab Target 2045 Index Fund
Portfolio Holdings (Unaudited) continued

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
(b)	The rate shown is the annualized 7-day yield.
(c)
After U.S. market close on September 6, 2024, the Schwab Variable Share Price Money Fund reorganized into the Schwab Government Money Fund. The reorganization qualified as a tax-free exchange for federal income tax purposes. The total transaction amount was $1,401,065 and is included in the sales for the Schwab Variable Share Price Money Fund, Ultra Shares and in the purchases for the Schwab Government Money Fund, Ultra Shares.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
At December 31, 2024, all of the fund’s investment securities were classified as Level 1 (see notes to portfolio holdings for additional information).

Schwab Capital Trust
Schwab Target 2050 Index Fund

Portfolio Holdings as of December 31, 2024 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 3/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 12/31/24	BALANCE OF SHARES HELD AT 12/31/24	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 99.6% OF NET ASSETS

U.S. Stocks 55.9%
Large-Cap 50.0%
Schwab U.S. Large-Cap ETF	$399,980,299	$79,889,373	($31,565,625 )	$74,394	$51,928,155	$500,306,596	21,583,546	$4,561,629
Small-Cap 5.9%
Schwab U.S. Small-Cap ETF	47,432,794	16,208,040	(7,560,627)	466,649	2,745,340	59,292,196	2,292,815	721,556
						559,598,792

International Stocks 28.7%
Developed Markets 22.8%
Schwab International Equity ETF	182,374,173	63,712,558	(5,309,382)	(46,349)	(12,343,191)	228,387,809	12,345,287	6,830,652
Emerging Markets 5.9%
Schwab Emerging Markets Equity ETF	47,057,920	16,836,001	(7,510,833)	(641,209)	2,930,642	58,672,521	2,203,249	1,763,408
						287,060,330

Real Estate 6.4%
U.S. REITs 6.4%
Schwab U.S. REIT ETF	50,999,020	16,587,683	(5,469,990)	(601,190)	2,776,466	64,291,989	3,052,801	1,566,328

Fixed Income 8.5%
Intermediate-Term Bond 8.5%
Schwab U.S. Aggregate Bond ETF	68,575,788	20,346,831	(2,003,552)	(469,653)	(782,451)	85,666,963	3,773,875	2,540,793

Money Market Funds 0.1%
Schwab Government Money Fund, Ultra Shares, 4.35% (b),(c)	—	1,100,367	—	—	—	1,100,367	1,100,367	20,090
Schwab Variable Share Price Money Fund, Ultra Shares (c)	1,057,347	23,151	(1,080,819)	—	321	—	—	20,537
Total Affiliated Underlying Funds (Cost $798,632,812)	$797,477,341	$214,704,004	($60,500,828 )	($1,217,358 )	$47,255,282	$997,718,441		$18,024,993
Total Investments in Securities (Cost $798,632,812)						$997,718,441

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
(b)	The rate shown is the annualized 7-day yield.
(c)
After U.S. market close on September 6, 2024, the Schwab Variable Share Price Money Fund reorganized into the Schwab Government Money Fund. The reorganization qualified as a tax-free exchange for federal income tax purposes. The total transaction amount was $1,080,819 and is included in the sales for the Schwab Variable Share Price Money Fund, Ultra Shares and in the purchases for the Schwab Government Money Fund, Ultra Shares.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
At December 31, 2024, all of the fund’s investment securities were classified as Level 1 (see notes to portfolio holdings for additional information).

Schwab Capital Trust
Schwab Target 2055 Index Fund

Portfolio Holdings as of December 31, 2024 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 3/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 12/31/24	BALANCE OF SHARES HELD AT 12/31/24	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 99.6% OF NET ASSETS

U.S. Stocks 57.0%
Large-Cap 50.7%
Schwab U.S. Large-Cap ETF	$266,538,639	$58,369,968	($20,712,531 )	($40,448 )	$34,707,901	$338,863,529	14,618,789	$3,067,982
Small-Cap 6.3%
Schwab U.S. Small-Cap ETF	32,994,050	12,180,444	(5,452,086)	273,443	1,942,475	41,938,326	1,621,745	508,123
						380,801,855

International Stocks 29.9%
Developed Markets 23.5%
Schwab International Equity ETF	123,464,314	43,729,004	(1,514,990)	(73,999)	(8,488,195)	157,116,134	8,492,764	4,666,950
Emerging Markets 6.4%
Schwab Emerging Markets Equity ETF	33,469,405	12,485,320	(5,192,989)	(439,531)	2,083,913	42,406,118	1,592,419	1,273,074
						199,522,252

Real Estate 6.6%
U.S. REITs 6.6%
Schwab U.S. REIT ETF	34,398,959	12,063,537	(3,835,890)	(407,781)	1,848,951	44,067,776	2,092,487	1,069,462

Fixed Income 6.1%
Intermediate-Term Bond 6.1%
Schwab U.S. Aggregate Bond ETF	31,948,242	9,799,302	(598,861)	(137,822)	(454,201)	40,556,660	1,786,637	1,191,061

Money Market Funds 0.0%
Schwab Government Money Fund, Ultra Shares, 4.35% (b),(c)	—	75,060	—	—	—	75,060	75,060	1,370
Schwab Variable Share Price Money Fund, Ultra Shares (c)	72,125	1,579	(73,726)	—	22	—	—	1,401
Total Affiliated Underlying Funds (Cost $534,476,460)	$522,885,734	$148,704,214	($37,381,073 )	($826,138 )	$31,640,866	$665,023,603		$11,779,423
Total Investments in Securities (Cost $534,476,460)						$665,023,603

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
(b)	The rate shown is the annualized 7-day yield.
(c)
After U.S. market close on September 6, 2024, the Schwab Variable Share Price Money Fund reorganized into the Schwab Government Money Fund. The reorganization qualified as a tax-free exchange for federal income tax purposes. The total transaction amount was $73,726 and is included in the sales for the
Schwab Variable Share Price Money Fund, Ultra Shares and in the purchases for the Schwab Government Money Fund, Ultra Shares.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
At December 31, 2024, all of the fund’s investment securities were classified as Level 1 (see notes to portfolio holdings for additional information).

Schwab Capital Trust
Schwab Target 2060 Index Fund

Portfolio Holdings as of December 31, 2024 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 3/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 12/31/24	BALANCE OF SHARES HELD AT 12/31/24	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 99.5% OF NET ASSETS

U.S. Stocks 57.9%
Large-Cap 51.3%
Schwab U.S. Large-Cap ETF	$313,537,112	$61,660,637	($24,863,452 )	$7,208	$40,496,915	$390,838,420	16,861,019	$3,558,482
Small-Cap 6.6%
Schwab U.S. Small-Cap ETF	40,036,502	14,069,723	(6,822,773)	386,762	2,316,985	49,987,199	1,932,993	607,208
						440,825,619

International Stocks 30.8%
Developed Markets 24.1%
Schwab International Equity ETF	147,007,811	49,524,924	(3,163,548)	8,838	(9,909,788)	183,468,237	9,917,202	5,466,520
Emerging Markets 6.7%
Schwab Emerging Markets Equity ETF	41,364,399	14,063,852	(6,071,719)	(467,507)	2,507,168	51,396,193	1,930,011	1,541,974
						234,864,430

Real Estate 6.7%
U.S. REITs 6.7%
Schwab U.S. REIT ETF	40,840,555	13,545,487	(4,795,962)	(495,192)	2,214,243	51,309,131	2,436,331	1,250,876

Fixed Income 4.1%
Intermediate-Term Bond 4.1%
Schwab U.S. Aggregate Bond ETF	25,057,488	6,887,401	(294,155)	(66,541)	(388,741)	31,195,452	1,374,249	923,325
Total Affiliated Underlying Funds (Cost $603,436,797)	$607,843,867	$159,752,024	($46,011,609 )	($626,432 )	$37,236,782	$758,194,632		$13,348,385
Total Investments in Securities (Cost $603,436,797)						$758,194,632

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
At December 31, 2024, all of the fund’s investment securities were classified as Level 1 (see notes to portfolio holdings for additional information).

Schwab Capital Trust
Schwab Target 2065 Index Fund

Portfolio Holdings as of December 31, 2024 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 3/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 12/31/24	BALANCE OF SHARES HELD AT 12/31/24	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 99.5% OF NET ASSETS

U.S. Stocks 58.6%
Large-Cap 51.8%
Schwab U.S. Large-Cap ETF	$56,385,916	$38,104,236	($5,515,000 )	($49,816 )	$8,491,650	$97,416,986	4,202,631	$792,609
Small-Cap 6.8%
Schwab U.S. Small-Cap ETF	7,387,724	6,313,675	(1,492,133)	44,189	530,462	12,783,917	494,351	141,760
						110,200,903

International Stocks 31.6%
Developed Markets 24.5%
Schwab International Equity ETF	26,722,262	22,774,168	(758,825)	(13,543)	(2,534,335)	46,189,727	2,496,742	1,283,590
Emerging Markets 7.1%
Schwab Emerging Markets Equity ETF	7,735,034	6,655,339	(1,369,750)	(125,357)	425,380	13,320,646	500,212	387,764
						59,510,373

Real Estate 6.8%
U.S. REITs 6.8%
Schwab U.S. REIT ETF	7,401,217	6,228,596	(997,194)	(104,019)	358,625	12,887,225	611,929	281,751

Fixed Income 2.5%
Intermediate-Term Bond 2.5%
Schwab U.S. Aggregate Bond ETF	2,723,154	2,118,215	(69,097)	(13,423)	(60,017)	4,698,832	206,997	119,042
Total Affiliated Underlying Funds (Cost $167,117,590)	$108,355,307	$82,194,229	($10,201,999 )	($261,969 )	$7,211,765	$187,297,333		$3,006,516
Total Investments in Securities (Cost $167,117,590)						$187,297,333

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
At December 31, 2024, all of the fund’s investment securities were classified as Level 1 (see notes to portfolio holdings for additional information).

Schwab Target Index Funds
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
● Mutual funds: Mutual funds are valued at their respective net asset values (NAVs).
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments  - Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts.  Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all.  When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information.  Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of December 31, 2024, are disclosed in each fund’s Portfolio Holdings.
REG98260DEC24